Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	1,539.22
Total Transaction Valuation	11,145,705
Total Offset Amount	(0)
Net Fee	$ 1,539.22